UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09469

        Nuveen Virginia Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Virginia Dividend Advantage Municipal Fund (NGB)
	August 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 6.2% (4.1% of Total Investments)
	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001A:
$ 65	5.000%, 5/15/22	5/11 at 100.00	Baa3	$63,998
850	5.400%, 5/15/31	5/11 at 100.00	Baa3	817,522
1,660	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	BBB	1,437,361
	Series 2007B1, 5.000%, 6/01/47
715	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	479,515
	Series 2007B2, 0.000%, 6/01/46

3,290	Total Consumer Staples			2,798,396

	Education and Civic Organizations – 6.4% (4.2% of Total Investments)
500	Danville Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds,	3/11 at 102.00	N/R	505,020
	Averett University, Series 2001, 6.000%, 3/15/22
500	Prince William County Industrial Development Authority, Virginia, Educational Facilities	10/13 at 101.00	A3	512,640
	Revenue Bonds, Catholic Diocese of Arlington, Series 2003, 5.500%, 10/01/33
850	Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and	10/09 at 101.00	A3	885,411
	Improvement Bonds, Series 1999, 6.000%, 10/15/28
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System,
	Series 1999:
160	5.375%, 2/01/19	2/09 at 101.00	BBB–	161,731
320	5.375%, 2/01/29	2/09 at 101.00	BBB–	317,571
500	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount	7/08 at 101.00	AA	501,665
	University, Series 1998, 5.100%, 7/01/18 – RAAI Insured

2,830	Total Education and Civic Organizations			2,884,038

	Health Care – 14.8% (9.7% of Total Investments)
100	Fairfax County Industrial Development Authority, Virginia, Hospital Revenue Refunding Bonds,	No Opt. Call	AA+	103,282
	Inova Health System, Series 1993A, 5.000%, 8/15/23
1,000	Fauquier County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Fauquier	10/12 at 102.00	AA	999,950
	Hospital, Series 2002, 5.250%, 10/01/25 – RAAI Insured
500	Fredericksburg Economic Development Authority, Virginia, Healthcare Revenue Bonds, Medicorp	No Opt. Call	A3	519,325
	Health System, Series 2007, 5.250%, 6/15/23
500	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health	6/12 at 100.00	A3	496,070
	System, Series 2002B, 5.125%, 6/15/33
820	Harrisonburg Industrial Development Authority, Virginia, Hospital Facilities Revenue Bonds,	8/16 at 100.00	AAA	829,717
	Rockingham Memorial Hospital, Series 2006, 5.000%, 8/15/31 – AMBAC Insured
500	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	11/12 at 100.00	A–	510,940
	System Inc., Series 2002A, 5.600%, 11/15/30
525	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William	4/13 at 100.00	A2	527,620
	Hospital, Series 2002, 5.250%, 4/01/33
800	Norton Industrial Development Authority, Virginia, Hospital Revenue Refunding and Improvement	12/11 at 101.00	A	830,632
	Bonds, Norton Community Hospital, Series 2001, 6.000%, 12/01/22 – ACA Insured
	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,
	MediCorp Health System, Series 2006:
750	5.250%, 6/15/25	6/16 at 100.00	A3	762,615
360	5.250%, 6/15/31	6/16 at 100.00	A3	362,236
715	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds, Winchester	1/17 at 100.00	AA–	725,010
	Medical Center, Series 2007, 5.125%, 1/01/31

6,570	Total Health Care			6,667,397

	Housing/Multifamily – 4.5% (3.0% of Total Investments)
1,000	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Mortgage	11/11 at 102.00	AAA	1,025,770
	Revenue Bonds, Arlington View Terrace Apartments, Series 2001, 5.150%, 11/01/31 (Mandatory
	put 11/01/19) (Alternative Minimum Tax)
1,000	Virginia Housing Development Authority, Rental Housing Bonds, Series 2000G, 5.625%, 10/01/20	10/10 at 100.00	AA+	1,017,240
	(Alternative Minimum Tax)

2,000	Total Housing/Multifamily			2,043,010

	Housing/Single Family – 8.5% (5.6% of Total Investments)
1,000	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.350%,	7/11 at 100.00	AAA	1,019,150
	7/01/31 – MBIA Insured
600	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2005C-C2, 4.750%,	1/15 at 100.00	AAA	564,216
	10/01/32 (Alternative Minimum Tax)
960	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006 D1, 4.900%,	7/15 at 100.00	AAA	922,906
	1/01/33 (Alternative Minimum Tax)
1,400	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2007B, 4.750%,	7/16 at 100.00	AAA	1,316,322
	7/01/32 (Alternative Minimum Tax)

3,960	Total Housing/Single Family			3,822,594

	Industrials – 0.2% (0.1% of Total Investments)
50	Charles County Industrial Development Authority, Virginia, Solid Waste Disposal Facility	No Opt. Call	BBB	50,032
	Revenue Refunding Bonds, USA Waste of Virginia Inc., Series 1999, 4.875%, 2/01/09
	(Alternative Minimum Tax)

	Long-Term Care – 12.5% (8.2% of Total Investments)
700	Albemarle County Industrial Development Authority, Virginia, Residential Care Facilities	1/17 at 100.00	N/R	620,662
	Mortgage Revenue Bonds, Westminster-Cantebury of the Blue Ridge, Series 2007, 5.000%, 1/01/31
350	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr	12/15 at 100.00	N/R	321,307
	Village, Series 2005, 5.625%, 12/01/39
1,005	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	N/R	913,565
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/37
500	Fairfax County Economic Development Authority, Virginia, Retirement Center Revenue Bonds,	10/16 at 100.00	BBB	448,645
	Greenspring Village, Series 2006A, 4.750%, 10/01/26
540	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue	No Opt. Call	BBB–	483,527
	Bonds, Westminster Canterbury of Richmond, Series 2006, 5.000%, 10/01/35
700	Industrial Development Authority of the County of Prince William, Virginia, Residential Care	1/17 at 100.00	N/R	645,183
	Facility Revenue Bonds, Westminster at Lake, First Mortgage, Series 2006, 5.125%, 1/01/26
650	James City County Industrial Development Authority, Virginia, Residential Care Facility First	3/12 at 101.00	N/R	657,417
	Mortgage Revenue Refunding Bonds, Williamsburg Landing Inc., Series 2003A, 6.000%, 3/01/23
830	Roanoke Industrial Development Authority, Virginia, Residential Revenue Bonds, Virginia	12/16 at 100.00	N/R	721,121
	Lutheran Homes Incorporated, Series 2006, 5.000%, 12/01/39
350	Suffolk Industrial Development Authority, Virginia, Retirement Facilities First Mortgage	9/16 at 100.00	N/R	319,256
	Revenue Bonds, Lake Prince Center, Series 2006, 5.300%, 9/01/31
350	Virginia Beach Development Authority, Virginia, Residential Care Facility Mortgage Revenue	11/15 at 100.00	N/R	329,042
	Bonds, Westminster Canterbury on Chesapeake Bay, Series 2005, 5.000%, 11/01/22
175	Winchester Industrial Development Authority, Virginia, Residential Care Facility Revenue	1/15 at 100.00	N/R	162,206
	Bonds, Westminster-Canterbury of Winchester Inc., Series 2005A, 5.200%, 1/01/27

6,150	Total Long-Term Care			5,621,931

	Materials – 1.9% (1.2% of Total Investments)
100	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue	2/08 at 102.00	B2	92,664
	Refunding Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25
	(Alternative Minimum Tax) (5)
20	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue	12/09 at 101.00	B2	20,192
	Refunding Bonds, Nekoosa Packaging Corporation, Series 1999A, 6.550%, 12/01/25
	(Alternative Minimum Tax) (5)
220	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue	12/08 at 101.00	B2	205,612
	Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25
	(Alternative Minimum Tax) (5)
500	Hopewell Industrial Development Authority, Virginia, Environmental Improvement Revenue Bonds,	No Opt. Call	CCC+	491,350
	Smurfit Stone Container Corporation, Series 2005, 5.250%, 6/01/15

840	Total Materials			809,818

	Tax Obligation/General – 24.0% (15.8% of Total Investments)
600	Arlington County, Virginia, General Obligation Bonds, Series 2006, 5.000%, 8/01/20	8/16 at 100.00	AAA	635,604
500	Henrico County, Virginia, General Obligation Bonds, Series 2005, 5.000%, 7/15/16	7/15 at 100.00	AAA	536,390
3,310	Leesburg, Virginia, General Obligation Public Improvement Bonds, Series 2000, 5.125%,	1/11 at 101.00	AAA	3,437,663
	1/15/21 – FGIC Insured
700	Loudoun County, Virginia, General Obligation Bonds, Series 2006, 5.000%, 12/01/25	12/16 at 100.00	AAA	732,403
500	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2005B,	6/15 at 100.00	AAA	528,910
	5.000%, 6/01/18
845	Newport News, Virginia, General Obligation Bonds, Series 2004C, 5.000%, 5/01/16	5/14 at 101.00	AA	901,885
620	Richmond, Virginia, General Obligation Bonds, Series 2005A, 5.000%, 7/15/17 – FSA Insured	7/15 at 100.00	AAA	660,412
400	Suffolk, Virginia, General Obligation Bonds, Series 2005, 5.000%, 12/01/15	No Opt. Call	Aa3	430,380
400	Virginia Beach, Virginia, General Obligation Bonds, Series 2005, 5.000%, 1/15/20	1/16 at 100.00	AAA	420,212
2,425	Virginia Beach, Virginia, General Obligation Public Improvement Bonds, Series 2001,	6/11 at 101.00	AAA	2,507,474
	5.000%, 6/01/21

10,300	Total Tax Obligation/General			10,791,333

	Tax Obligation/Limited – 19.4% (12.8% of Total Investments)
100	Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A,	3/13 at 101.00	N/R	101,013
	6.750%, 3/01/22
500	Broad Street Community Development Authority, Virginia, Revenue Bonds, Series 2003,	6/13 at 102.00	N/R	540,910
	7.500%, 6/01/33
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf
	Course Project, Series 2005A:
120	5.250%, 7/15/25 – ACA Insured	7/15 at 100.00	A	118,147
95	5.500%, 7/15/35 – ACA Insured	7/15 at 100.00	A	94,257
1,000	Culpeper Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities	1/15 at 100.00	AAA	1,029,300
	Project, Series 2005, 5.000%, 1/01/22 – MBIA Insured
500	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Joint Public	5/16 at 100.00	AA+	528,550
	Uses Community Project, Series 2006, 5.000%, 5/15/18
580	Prince William County, Virginia, Certificates of Participation, County Facilities, Series	6/15 at 100.00	Aaa	601,257
	2005, 5.000%, 6/01/20 – AMBAC Insured
700	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	AAA	760,606
	7/01/31 – AMBAC Insured
3,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	AAA	1,028,010
	0.000%, 7/01/29 – AMBAC Insured
1,000	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School	8/13 at 100.00	AAA	1,034,210
	Facilities, Series 2003B, 5.125%, 8/01/23 – AMBAC Insured
600	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds,	8/16 at 100.00	AAA	618,918
	Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2006A,
	5.000%, 8/01/23 – MBIA Insured
960	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A,	10/10 at 101.00	BBB+	1,033,546
	6.375%, 10/01/19
500	Virginia Beach Development Authority, Public Facilities Revenue Bonds, Series 2005A,	5/15 at 100.00	AA+	518,655
	5.000%, 5/01/22
350	Virginia Gateway Community Development Authority, Prince William County, Special Assessment	3/13 at 102.00	N/R	362,961
	Bonds, Series 2003, 6.375%, 3/01/30
345	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2005C,	8/15 at 100.00	AA+	367,577
	5.000%, 8/01/17

10,350	Total Tax Obligation/Limited			8,737,917

	Transportation – 24.7% (16.2% of Total Investments)
1,000	Capital Region Airport Authority, Richmond, Virginia, Revenue Bonds, Richmond International	7/15 at 100.00	AAA	1,047,430
	Airport, Series 2005A, 5.000%, 7/01/18 – FSA Insured
1,000	Chesapeake Bay Bridge and Tunnel Commission, Virginia, General Resolution Revenue Refunding	No Opt. Call	AAA	1,123,630
	Bonds, Series 1998, 5.500%, 7/01/25 – MBIA Insured
3,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2001A,	10/11 at 101.00	AAA	3,103,170
	5.500%, 10/01/27 – MBIA Insured (Alternative Minimum Tax)
250	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2001B,	10/11 at 101.00	AAA	255,558
	5.000%, 10/01/21 – MBIA Insured
1,500	Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2001A, 5.125%, 7/01/31 –	7/11 at 100.00	AAA	1,521,285
	FGIC Insured
500	Norfolk, Virginia, Parking System Revenue Bonds, Series 2005A, 5.000%, 2/01/23 – MBIA Insured	2/15 at 100.00	AAA	516,075
500	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series	No Opt. Call	AAA	546,290
	2002, 5.250%, 7/15/22 – FGIC Insured
455	Virginia Port Authority, Revenue Bonds, Port Authority Facilities, Series 2006, 5.000%,	7/13 at 100.00	AAA	456,110
	7/01/36 – FGIC Insured (Alternative Minimum Tax)
1,225	Virginia Resources Authority, Airports Revolving Fund Revenue Bonds, Series 2001A,	2/11 at 100.00	Aa2	1,265,891
	5.250%, 8/01/23
1,250	Virginia Resources Authority, Airports Revolving Fund Revenue Bonds, Series 2001B, 5.125%,	2/11 at 100.00	Aa2	1,259,875
	8/01/27 (Alternative Minimum Tax)

10,680	Total Transportation			11,095,314

	U.S. Guaranteed – 19.5% (12.8% of Total Investments) (4)
500	Albemarle County Industrial Development Authority, Virginia, Residential Care Facility Revenue	1/12 at 100.00	N/R (4)	547,185
	Bonds, Westminster Canterbury of the Blue Ridge First Mortgage, Series 2001, 6.200%, 1/01/31
	(Pre-refunded 1/01/12)
1,000	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2001, 5.000%, 7/15/21 – FSA	No Opt. Call	AAA	1,052,290
	Insured (ETM)
425	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun	6/12 at 101.00	BBB (4)	470,275
	Hospital Center, Series 2002A, 6.000%, 6/01/22 (Pre-refunded 6/01/12)
	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
1,500	5.500%, 10/01/32	10/10 at 101.00	AAA	1,575,870
1,500	5.500%, 10/01/40	10/10 at 101.00	AAA	1,574,085
340	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	351,091
	5.750%, 7/01/20 (Pre-refunded 7/01/10)
230	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding	No Opt. Call	B2 (4)	241,516
	Bonds, Series 2001B, 6.125%, 7/15/11 (ETM)
950	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding	7/11 at 105.00	B2 (4)	1,069,501
	Bonds, Series 2001C, 6.850%, 7/15/21 (Pre-refunded 7/15/11)
	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,
	Series 2005:
550	5.250%, 6/01/19 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	572,220
725	5.500%, 6/01/26 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	787,901
500	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century	2/12 at 100.00	AA+ (4)	527,185
	College Program, Series 2002A, 5.000%, 2/01/22 (Pre-refunded 2/01/12)

8,220	Total U.S. Guaranteed			8,769,119

	Utilities – 2.5% (1.6% of Total Investments)
1,000	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg	10/12 at 100.00	Baa1	1,087,900
	Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)

	Water and Sewer – 7.2% (4.7% of Total Investments)
2,000	Henrico County, Virginia, Water and Sewer System Revenue Refunding Bonds, Series 1999,	5/09 at 102.00	AA+	2,036,640
	5.000%, 5/01/22
175	Newport News, Virginia, Water Revenue Bonds, Series 2007, 4.500%, 6/01/34 – FSA Insured	6/17 at 100.00	AAA	167,405
500	Virginia Beach, Virginia, Water and Sewer System Revenue Bonds, Series 2005, 5.000%, 10/01/30	10/15 at 100.00	AA	513,865
595	Virginia Resources Authority, Clean Water State Revolving Fund Revenue Bonds, Series 2007,	10/17 at 100.00	AAA	530,288
	Residuals 1006, 4.958%, 10/01/29 (IF)

3,270	Total Water and Sewer			3,248,198

$ 69,510	Total Investments (cost $68,266,971) – 152.3%			68,426,997

	Other Assets Less Liabilities – 1.1%			507,479

	Preferred Shares, at Liquidation Value – (53.4)%			(24,000,000)

	Net Assets Applicable to Common Shares – 100%			$44,934,476

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the
Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard &
Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2007, the cost of investments was $68,257,465.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2007, were as follows:

Gross unrealized:
Appreciation	$ 1,552,651
Depreciation	(1,383,119)

Net unrealized appreciation (depreciation) of investments	$ 169,532

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Virginia Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         October 30, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        October 30, 2007

* Print the name and title of each signing officer under his or her signature.